General and Administrative Expenses_Details Of Stock Grants Linked To Longterm And Shortterm Performance(Details)	12 Months Ended
Dec. 31, 2017 ₩ / shares
Linked to long term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	1,757,029	[1]
KB Financial Group Inc. | Linked to long term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	216,626	[1]
KB Financial Group Inc. | Series 14
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jul. 17, 2015
Number of granted shares	11,363	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 2,6	[2],[3]
Description Of Maximum Term Of Options Granted For Sharebased Payment Arrangement	During the year, executives and employees were given the option of deferring payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement when the deferred grant has been confirmed.
Description Of Method Of Settlement For Sharebased Payment Arrangement	40%, 30% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, financial results of the Group and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 50% is determined upon the accomplishment of relative TSR.
KB Financial Group Inc. | Series 15
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2016
Number of granted shares	72,843	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 2,7	[3],[4]
Description Of Maximum Term Of Options Granted For Sharebased Payment Arrangement	During the year, executives and employees were given the option of deferring payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement when the deferred grant has been confirmed.
Description Of Method Of Settlement For Sharebased Payment Arrangement	40%, 30% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, financial results of the Group and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 50% is determined upon the accomplishment of relative TSR.
KB Financial Group Inc. | Series 17
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2017
Number of granted shares	42,032	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 2,7	[3],[4]
Description Of Maximum Term Of Options Granted For Sharebased Payment Arrangement	During the year, executives and employees were given the option of deferring payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement when the deferred grant has been confirmed.
Description Of Method Of Settlement For Sharebased Payment Arrangement	40%, 30% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, financial results of the Group and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 50% is determined upon the accomplishment of relative TSR.
KB Financial Group Inc. | Series 18
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jul. 17, 2017
Number of granted shares	7,444	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 2,7	[3],[4]
Description Of Maximum Term Of Options Granted For Sharebased Payment Arrangement	During the year, executives and employees were given the option of deferring payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement when the deferred grant has been confirmed.
Description Of Method Of Settlement For Sharebased Payment Arrangement	40%, 30% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, financial results of the Group and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 50% is determined upon the accomplishment of relative TSR.
KB Financial Group Inc. | Deferred grant in 2012
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	5,415	[1]
Vesting conditions	Satisfied
KB Financial Group Inc. | Deferred grant in 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	588	[1]
Vesting conditions	Satisfied
KB Financial Group Inc. | Deferred grant in 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	3,769	[1]
Vesting conditions	Satisfied
KB Financial Group Inc. | Deferred grant in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	21,780	[1]
Vesting conditions	Satisfied
KB Financial Group Inc. | Deferred grant in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	15,338	[1]
Vesting conditions	Satisfied
KB Financial Group Inc. | Deferred grant in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	36,054	[1]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2010
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2010
Estimated number of vested shares	322	[5]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2011
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2011
Estimated number of vested shares	1,728	[5]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2012
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2012
Estimated number of vested shares	2,642	[5]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2013
Estimated number of vested shares	448	[5]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2014
Estimated number of vested shares	7,079	[5]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2015
Estimated number of vested shares	16,730	[5]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2016
Estimated number of vested shares	20,523	[5]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2017
Estimated number of vested shares	17,470	[5]
Vesting conditions	Proportional to service period
Kookmin Bank | Linked to long term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	787,068	[1]
Kookmin Bank | Series 64
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jul. 24, 2015
Number of granted shares	11,133	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 2,3	[3],[6]
Description Of Maximum Term Of Options Granted For Sharebased Payment Arrangement	During the year, executives and employees were given the option of deferring payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement when the deferred grant has been confirmed.
Description Of Method Of Settlement For Sharebased Payment Arrangement	30%, 40% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of relative TSR, Performance Results and financial results of Kookmin Bank, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of relative TSR, while 50% is determined upon the accomplishment of Performance Results.
Kookmin Bank | Series 65
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Aug. 26, 2015
Number of granted shares	11,587	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 2,3	[3],[6]
Description Of Maximum Term Of Options Granted For Sharebased Payment Arrangement	During the year, executives and employees were given the option of deferring payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement when the deferred grant has been confirmed.
Description Of Method Of Settlement For Sharebased Payment Arrangement	30%, 40% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of relative TSR, Performance Results and financial results of Kookmin Bank, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of relative TSR, while 50% is determined upon the accomplishment of Performance Results.
Kookmin Bank | Series 67
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2016
Number of granted shares	135,934	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 2,4	[3],[7]
Description Of Maximum Term Of Options Granted For Sharebased Payment Arrangement	During the year, executives and employees were given the option of deferring payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement when the deferred grant has been confirmed.
Description Of Method Of Settlement For Sharebased Payment Arrangement	30%, 40% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of relative TSR, Performance Results and Evaluation of the Bank president’s performance, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of relative TSR, while 50% is determined upon the accomplishment of Performance Results.
Kookmin Bank | Series 68
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jul. 05, 2016
Number of granted shares	9,621	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 2,4	[3],[7]
Description Of Maximum Term Of Options Granted For Sharebased Payment Arrangement	During the year, executives and employees were given the option of deferring payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement when the deferred grant has been confirmed.
Description Of Method Of Settlement For Sharebased Payment Arrangement	30%, 40% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of relative TSR, Performance Results and Evaluation of the Bank president’s performance, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of relative TSR, while 50% is determined upon the accomplishment of Performance Results.
Kookmin Bank | Series 69
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2017
Number of granted shares	323,777	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 2,5	[3],[8]
Description Of Maximum Term Of Options Granted For Sharebased Payment Arrangement	During the year, executives and employees were given the option of deferring payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement when the deferred grant has been confirmed.
Description Of Method Of Settlement For Sharebased Payment Arrangement	30%, 40% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of relative TSR, Performance Results and Evaluation of the Bank president’s performance, respectively. 30% of the number of certain granted shares to be compensated is determined upon the accomplishment of relative TSR, while 70% is determined upon the accomplishment of Performance Results.
Kookmin Bank | Series 70
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jul. 24, 2017
Number of granted shares	1,449	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 2,5	[3],[8]
Description Of Maximum Term Of Options Granted For Sharebased Payment Arrangement	During the year, executives and employees were given the option of deferring payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement when the deferred grant has been confirmed.
Description Of Method Of Settlement For Sharebased Payment Arrangement	30%, 40% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of relative TSR, Performance Results and Evaluation of the Bank president’s performance, respectively. 30% of the number of certain granted shares to be compensated is determined upon the accomplishment of relative TSR, while 70% is determined upon the accomplishment of Performance Results.
Kookmin Bank | Series 71
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Aug. 26, 2017
Number of granted shares	4,372	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 2,5	[3],[8]
Description Of Maximum Term Of Options Granted For Sharebased Payment Arrangement	During the year, executives and employees were given the option of deferring payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement when the deferred grant has been confirmed.
Description Of Method Of Settlement For Sharebased Payment Arrangement	30%, 40% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of relative TSR, Performance Results and Evaluation of the Bank president’s performance, respectively. 30% of the number of certain granted shares to be compensated is determined upon the accomplishment of relative TSR, while 70% is determined upon the accomplishment of Performance Results.
Kookmin Bank | Series 72
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Aug. 28, 2017
Number of granted shares	5,601	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 2,5	[3],[8]
Description Of Maximum Term Of Options Granted For Sharebased Payment Arrangement	During the year, executives and employees were given the option of deferring payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement when the deferred grant has been confirmed.
Description Of Method Of Settlement For Sharebased Payment Arrangement	30%, 40% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of relative TSR, Performance Results and Evaluation of the Bank president’s performance, respectively. 30% of the number of certain granted shares to be compensated is determined upon the accomplishment of relative TSR, while 70% is determined upon the accomplishment of Performance Results.
Kookmin Bank | Deferred grant in 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	35,312	[1]
Vesting conditions	Satisfied
Kookmin Bank | Deferred grant in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	61,328	[1]
Vesting conditions	Satisfied
Kookmin Bank | Deferred grant in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	155,407	[1]
Vesting conditions	Satisfied
Kookmin Bank | Deferred grant in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	31,547	[1]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2014
Estimated number of vested shares	53,771	[5]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2015
Estimated number of vested shares	100,548	[5]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2016
Estimated number of vested shares	141,707	[5]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2017
Estimated number of vested shares	99,185	[5]
Vesting conditions	Proportional to service period
Other subsidiaries | Linked to long term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	753,335	[1]
Other subsidiaries | Stock granted in 2010
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	2,096	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 8,9	[9],[10]
Description Of Method Of Settlement For Sharebased Payment Arrangement	30%, 30% and 40% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 60% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 40% is determined upon the accomplishment of relative TSR. 40%, 30% and 30% of the number of certain granted shares to be compensated are determined upon accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 50% is determined upon the accomplishment of relative TSR. 70% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 30% is determined upon the accomplishment of relative TSR. 50%, 30% and 20% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 20% is determined upon the accomplishment of relative TSR. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 20% is determined upon the accomplishment of relative TSR. 60%, 30% and 10% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 10% is determined upon the accomplishment of relative TSR. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 10% is determined upon the accomplishment of relative TSR.
Other subsidiaries | Stock granted in 2011
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	2,633	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 8,9	[9],[10]
Description Of Method Of Settlement For Sharebased Payment Arrangement	30%, 30% and 40% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 60% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 40% is determined upon the accomplishment of relative TSR. 40%, 30% and 30% of the number of certain granted shares to be compensated are determined upon accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 50% is determined upon the accomplishment of relative TSR. 70% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 30% is determined upon the accomplishment of relative TSR. 50%, 30% and 20% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 20% is determined upon the accomplishment of relative TSR. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 20% is determined upon the accomplishment of relative TSR. 60%, 30% and 10% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 10% is determined upon the accomplishment of relative TSR. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 10% is determined upon the accomplishment of relative TSR.
Other subsidiaries | Stock granted in 2012
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	7,788	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 8,9	[9],[10]
Description Of Method Of Settlement For Sharebased Payment Arrangement	30%, 30% and 40% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 60% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 40% is determined upon the accomplishment of relative TSR. 40%, 30% and 30% of the number of certain granted shares to be compensated are determined upon accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 50% is determined upon the accomplishment of relative TSR. 70% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 30% is determined upon the accomplishment of relative TSR. 50%, 30% and 20% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 20% is determined upon the accomplishment of relative TSR. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 20% is determined upon the accomplishment of relative TSR. 60%, 30% and 10% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 10% is determined upon the accomplishment of relative TSR. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 10% is determined upon the accomplishment of relative TSR.
Other subsidiaries | Stock granted in 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	21,289	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 8,9	[9],[10]
Description Of Method Of Settlement For Sharebased Payment Arrangement	30%, 30% and 40% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 60% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 40% is determined upon the accomplishment of relative TSR. 40%, 30% and 30% of the number of certain granted shares to be compensated are determined upon accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 50% is determined upon the accomplishment of relative TSR. 70% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 30% is determined upon the accomplishment of relative TSR. 50%, 30% and 20% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 20% is determined upon the accomplishment of relative TSR. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 20% is determined upon the accomplishment of relative TSR. 60%, 30% and 10% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 10% is determined upon the accomplishment of relative TSR. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 10% is determined upon the accomplishment of relative TSR.
Other subsidiaries | Stock granted in 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	45,426	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 8,9	[9],[10]
Description Of Method Of Settlement For Sharebased Payment Arrangement	30%, 30% and 40% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 60% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 40% is determined upon the accomplishment of relative TSR. 40%, 30% and 30% of the number of certain granted shares to be compensated are determined upon accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 50% is determined upon the accomplishment of relative TSR. 70% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 30% is determined upon the accomplishment of relative TSR. 50%, 30% and 20% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 20% is determined upon the accomplishment of relative TSR. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 20% is determined upon the accomplishment of relative TSR. 60%, 30% and 10% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 10% is determined upon the accomplishment of relative TSR. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 10% is determined upon the accomplishment of relative TSR.
Other subsidiaries | Stock granted in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	197,689	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 8,9	[9],[10]
Description Of Method Of Settlement For Sharebased Payment Arrangement	30%, 30% and 40% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 60% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 40% is determined upon the accomplishment of relative TSR. 40%, 30% and 30% of the number of certain granted shares to be compensated are determined upon accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 50% is determined upon the accomplishment of relative TSR. 70% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 30% is determined upon the accomplishment of relative TSR. 50%, 30% and 20% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 20% is determined upon the accomplishment of relative TSR. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 20% is determined upon the accomplishment of relative TSR. 60%, 30% and 10% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 10% is determined upon the accomplishment of relative TSR. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 10% is determined upon the accomplishment of relative TSR.
Other subsidiaries | Stock granted in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	187,066	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 8,9	[9],[10]
Description Of Method Of Settlement For Sharebased Payment Arrangement	30%, 30% and 40% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 60% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 40% is determined upon the accomplishment of relative TSR. 40%, 30% and 30% of the number of certain granted shares to be compensated are determined upon accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 50% is determined upon the accomplishment of relative TSR. 70% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 30% is determined upon the accomplishment of relative TSR. 50%, 30% and 20% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 20% is determined upon the accomplishment of relative TSR. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 20% is determined upon the accomplishment of relative TSR. 60%, 30% and 10% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 10% is determined upon the accomplishment of relative TSR. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 10% is determined upon the accomplishment of relative TSR.
Other subsidiaries | Stock granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	289,348	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market and non-market performance 8,9	[9],[10]
Description Of Method Of Settlement For Sharebased Payment Arrangement	30%, 30% and 40% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 60% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 40% is determined upon the accomplishment of relative TSR. 40%, 30% and 30% of the number of certain granted shares to be compensated are determined upon accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 50% is determined upon the accomplishment of relative TSR. 70% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 30% is determined upon the accomplishment of relative TSR. 50%, 30% and 20% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 20% is determined upon the accomplishment of relative TSR. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 20% is determined upon the accomplishment of relative TSR. 60%, 30% and 10% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 10% is determined upon the accomplishment of relative TSR. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 10% is determined upon the accomplishment of relative TSR.
Other subsidiaries | Stock granted in 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	24,976	[5]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	117,127	[5]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	204,978	[5]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	194,927	[5]
Vesting conditions	Proportional to service period

[1]	Granted shares represent the total number of shares initially granted to directors and employees that have residual shares at the end of reporting period (Deferred grants are residual shares as of December 31, 2017).
[2]	40%, 30% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, financial results of the Group and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 50% is determined upon the accomplishment of relative TSR.
[3]	During the year, executives and employees were given the option of deferring payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement when the deferred grant has been confirmed.
[4]	40%, 30% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, financial results of the Group and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 50% is determined upon the accomplishment of relative TSR.
[5]	During the year, executives and employees were given the option of deferred payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.
[6]	30%, 40% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of relative TSR, Performance Results and financial results of Kookmin Bank, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of relative TSR, while 50% is determined upon the accomplishment of Performance Results.
[7]	30%, 40% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of relative TSR, Performance Results and Evaluation of the Bank president’s performance, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of relative TSR, while 50% is determined upon the accomplishment of Performance Results.
[8]	30%, 40% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of relative TSR, Performance Results and Evaluation of the Bank president’s performance, respectively. 30% of the number of certain granted shares to be compensated is determined upon the accomplishment of relative TSR, while 70% is determined upon the accomplishment of Performance Results.
[9]	30%, 30% and 40% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 60% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 40% is determined upon the accomplishment of relative TSR. 40%, 30% and 30% of the number of certain granted shares to be compensated are determined upon accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 50% is determined upon the accomplishment of relative TSR. 70% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 30% is determined upon the accomplishment of relative TSR.
[10]	50%, 30% and 20% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 20% is determined upon the accomplishment of relative TSR. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 20% is determined upon the accomplishment of relative TSR. 60%, 30% and 10% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 10% is determined upon the accomplishment of relative TSR. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 10% is determined upon the accomplishment of relative TSR.